Employee Benefit Plans (Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	$ 21
Current service cost	9	$ 9
Net defined benefit (assets) liabilities, ending balance	(30)	21
Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	489	513
Current service cost	9	9
Interest cost (income)	16	14
Transfer from DC plan		1
Payment of benefits to employees	(21)	(22)
Effect of changes in financial assumptions	(91)	(27)
Effect of experience adjustments	(17)	1
Net defined benefit (assets) liabilities, ending balance	385	489
Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	468	445
Employer contributions		10
Interest cost (income)	14	11
Transfer from DC plan		1
Payment of benefits to employees	(21)	(22)
Return on plan assets, excluding interest income	(46)	23
Net defined benefit (assets) liabilities, ending balance	415	468
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	19
Current service cost	0	0
Net defined benefit (assets) liabilities, ending balance	(34)	19
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	447	477
Interest cost (income)	14	13
Payment of benefits to employees	(20)	(20)
Effect of changes in financial assumptions	(81)	(24)
Effect of experience adjustments	(16)	1
Net defined benefit (assets) liabilities, ending balance	344	447
SERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	428	415
Interest cost (income)	13	11
Payment of benefits to employees	(20)	(20)
Return on plan assets, excluding interest income	(43)	22
Net defined benefit (assets) liabilities, ending balance	378	428
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	2
Current service cost	9	9
Net defined benefit (assets) liabilities, ending balance	4	2
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	42	36
Current service cost	9	9
Interest cost (income)	2	1
Transfer from DC plan		1
Payment of benefits to employees	(1)	(2)
Effect of changes in financial assumptions	(10)	(3)
Effect of experience adjustments	(1)	0
Net defined benefit (assets) liabilities, ending balance	41	42
ERP [Member] | Fair Value Of Plan Assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (assets) liabilities, beginning balance	40	30
Employer contributions		10
Interest cost (income)	1	0
Transfer from DC plan		1
Payment of benefits to employees	(1)	(2)
Return on plan assets, excluding interest income	(3)	1
Net defined benefit (assets) liabilities, ending balance	$ 37	$ 40